Equity-Based Compensation Information Related to Restricted Stock Units (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Information Related to RSU's [Line Items]
Pretax expense for RSU's	$ 46	$ 50	$ 39
After-tax expense for RSU's	$ 30	$ 32	$ 25